Share Capital and Reserves (Schedule of Fair Value of Options Granted Using Black-scholes Option Pricing Model) (Details) - yr	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Risk-free interest rate	1.99%	1.53%
Expected option life in years	4	4.90
Expected stock price volatility	65.00%	70.00%
Expected dividend rate	0.00%	0.00%